                               United States
                    Securities and Exchange Commission
                          Washington, D.C. 20549

                                Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

                                 811-3387
                    (Investment Company Act File Number)

           Federated U.S. Government Securities Fund: 2-5 Years
      _______________________________________________________________

            (Exact Name of Registrant as Specified in Charter)

                         Federated Investors Funds
                           5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7000

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire
                         Federated Investors Tower
                            1001 Liberty Avenue
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)
             (Notices should be sent to the Agent for Service)

                     Date of Fiscal Year End: 1/31/04

            Date of Reporting Period: Six months ended 7/31/03

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated U.S. Government Securities Fund: 2-5 Years

SEMI-ANNUAL SHAREHOLDER REPORT

July 31, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended January 31,
	7/31/2003	2003	2002	2001	2000 [1]	1999
Net Asset Value, Beginning of Period	$11.61	$11.10	$10.87	$10.25	$10.91	$10.73
Income From Investment Operations:
Net investment income	0.20	0.49	0.55	0.60	0.51	0.55
Net realized and unrealized gain (loss) on investments	(0.14)	0.51	0.23	0.62	(0.66)	0.18

TOTAL FROM INVESTMENT OPERATIONS	0.06	1.00	0.78	1.22	(0.15)	0.73

Less Distributions:
Distributions from net investment income	(0.20)	(0.49)	(0.55)	(0.60)	(0.51)	(0.55)

Net Asset Value, End of Period	$11.47	$11.61	$11.10	$10.87	$10.25	$10.91

Total Return[2]	0.51%	9.19%	7.35%	12.30%	(1.41)%	7.01%

Ratios to Average Net Assets:

Expenses	0.56%[3]	0.57%	0.57%	0.57%	0.56%	0.55%

Net investment income	3.47%[3]	4.29%	5.00%	5.75%	4.80%	5.13%

Expense waiver/reimbursement[4]	0.24%[3]	0.25%	0.24%	0.24%	0.24%	0.24%

Supplemental Data:

Net assets, end of period (000 omitted)	$867,009	$784,439	$595,909	$548,808	$613,346	$739,058

Portfolio turnover	31%	31%	66%	77%	172%	126%

1 Beginning with the year ended January 31, 2000, the Fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Compounded on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended January 31,
	2003	2003	2002	2001	2000 [1]	1999
Net Asset Value, Beginning of Period	$11.61	$11.10	$10.87	$10.25	$10.91	$10.73
Income From Investment Operations:
Net investment income	0.19	0.46	0.52	0.58	0.48	0.54
Net realized and unrealized gain (loss) on investments	(0.14)	0.51	0.24	0.62	(0.66)	0.18

TOTAL FROM INVESTMENT OPERATIONS	0.05	0.97	0.76	1.20	(0.18)	0.72

Less Distributions:
Distributions from net investment income	(0.19)	(0.46)	(0.53)	(0.58)	(0.48)	(0.54)

Net Asset Value, End of Period	$11.47	$11.61	$11.10	$10.87	$10.25	$10.91

Total Return[2]	0.39%	8.92%	7.08%	12.02%	(1.66)%	6.75%

Ratios to Average Net Assets:

Expenses	0.80%[3]	0.81%	0.81%	0.82%	0.81%	0.80%

Net investment income	3.24%[3]	4.02%	4.76%	5.50%	4.58%	4.88%

Expense waiver/ reimbursement[4]	0.25%[3]	0.26%	0.25%	0.24%	0.24%	0.24%

Supplemental Data:

Net assets, end of period (000 omitted)	$105,532	$114,335	$61,271	$47,727	$55,549	$51,224

Portfolio turnover	31%	31%	66%	77%	172%	126%

1 Beginning with the year ended January 31, 2000, the Fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class K Shares

(For a Share Outstanding Throughout the Period)

Period Ended (unaudited)
7/31/2003 [1]
Net Asset Value, Beginning of Period	$11.64
Income From Investment Operations:
Net investment income	0.11
Net realized and unrealized loss on investments	(0.17)

TOTAL FROM INVESTMENT OPERATIONS	(0.06)

Less Distributions:
Distributions from net investment income	(0.11)

Net Asset Value, End of Period	$11.47

Total Return[2]	0.15%

Ratios to Average Net Assets:

Expenses	1.29%[3]

Net investment income	2.53%[3]

Expense waiver/reimbursement[4]	0.00%[3,5]

Supplemental Data:

Net assets, end of period (000 omitted)	$38

Portfolio turnover	31%[6]

1 Reflects operations for the period from April 8, 2003 (start of performance) to July 31, 2003.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

5 Represents less than 0.01%.

6 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the six months ended July 31, 2003.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

July 31, 2003 (unaudited)

Principal Amount		Value
	U.S. TREASURY OBLIGATIONS--77.7%
$37,400,000	5.875%, 11/15/2004	$39,532,922
29,000,000	7.500%, 2/15/2005	31,627,980
44,000,000	5.750%, 11/15/2005	47,719,320
40,000,000	4.625%, 5/15/2006	42,581,200
15,000,000	6.875%, 5/15/2006	16,865,700
14,000,000	7.000%, 7/15/2006	15,846,180
43,100,000	6.500%, 10/15/2006	48,372,854
41,000,000	3.500%, 11/15/2006	42,223,440
27,500,000	6.250%, 2/15/2007	30,808,525
49,000,000	4.375%, 5/15/2007	51,756,250
24,000,000	6.625%, 5/15/2007	27,281,280
25,000,000	3.250%, 8/15/2007	25,296,750
45,000,000	3.000%, 11/15/2007	44,894,700
52,000,000	3.000%, 2/15/2008	51,618,320
21,000,000	5.500%, 2/15/2008	23,086,980
55,000,000	2.625%, 5/15/2008	53,401,700
20,000,000	5.625%, 5/15/2008	22,078,200
45,000,000	4.750%, 11/15/2008	47,798,550
18,000,000	6.000%, 8/15/2009	20,233,080
44,945,560	3.000%, 7/15/2012	47,256,211
17,000,000	13.250%, 5/15/2014	25,577,010

	TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $741,764,071)	755,857,152

	GOVERNMENT AGENCIES--19.6%
8,900,000	Federal Home Loan Bank System, 7.250%, 5/13/2005	9,742,474
15,700,000	Federal Home Loan Bank System, 6.875%, 8/15/2005	17,221,330
23,000,000	Federal Home Loan Bank System, 5.125%, 3/6/2006	24,538,470
11,000,000	Federal Home Loan Bank System, 4.875%, 11/15/2006	11,707,520
29,000,000	Federal Home Loan Bank System, 7.250%, 2/15/2007	33,104,950
10,000,000	Federal Home Loan Bank System, 4.875%, 5/15/2007	10,613,500
25,000,000	Federal Home Loan Bank System, 7.625%, 5/15/2007	28,970,500
21,000,000	Federal Home Loan Mortgage Corp., 4.875%, 3/15/2007	22,301,790
30,000,000	Federal National Mortgage Association, 5.500%, 2/15/2006	32,292,600

	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $175,657,793)	190,493,134

Shares		Value
	MUTUAL FUND--4.4%
43,033,678	Government Obligations Fund[1] (AT NET ASSET VALUE)	$43,033,678

	TOTAL INVESTMENTS--101.7% (IDENTIFIED COST $960,455,542)[2]	989,383,964

	OTHER ASSETS AND LIABILITIES - NET--(1.7)%	(16,805,030)

	TOTAL NET ASSETS--100%	$972,578,934

1 Affiliated issuer.

2 The cost of investments for federal tax purposes amounts to $960,455,542.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2003.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2003 (unaudited)

Assets:
Total investments in securities, at value including $43,033,678 of investments in affiliated issuers (identified cost $960,455,542)		$989,383,964
Income receivable		13,169,725
Receivable for shares sold		1,816,136
Prepaid expenses		58,357

TOTAL ASSETS		1,004,428,182

Liabilities:
Payable for investments purchased	$20,850,888
Payable for shares redeemed	9,739,582
Payable to bank	344,034
Income distribution payable	869,329
Payable for portfolio accounting fees (Note 5)	14,657
Payable for distribution services fee (Note 5)	21
Payable for shareholder services fee (Note 5)	30,737

TOTAL LIABILITIES		31,849,248

Net assets for 84,778,214 shares outstanding		$972,578,934

Net Assets Consist of:
Paid in capital		$952,561,549
Net unrealized appreciation of investments		28,928,422
Accumulated net realized loss on investments		(8,902,881)
Distributions in excess of net investment income		(8,156)

TOTAL NET ASSETS		$972,578,934

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$867,008,852 ÷ 75,576,124 shares outstanding		$11.47

Institutional Service Shares:
$105,532,234 ÷ 9,198,791 shares outstanding		$11.47

Class K Shares:
$37,848 ÷ 3,299 shares outstanding		$11.47

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended July 31, 2003 (unaudited)

Investment Income:
Interest (including $200,548 received from affiliated issuers)			$19,450,922

Expenses:
Investment adviser fee (Note 5)		$1,927,163
Administrative personnel and services fee (Note 5)		362,307
Custodian fees		20,758
Transfer and dividend disbursing agent fees and expenses--Institutional Shares (Note 5)		197,273
Transfer and dividend disbursing agent fees and expenses--Institutional Service Shares (Note 5)		19,636
Transfer and dividend disbursing agent fees and expenses--Class K Shares (Note 5)		19
Directors'/Trustees' fees		6,811
Auditing fees		7,190
Legal fees		2,475
Portfolio accounting fees (Note 5)		65,809
Distribution services fee--Institutional Service Shares (Note 5)		136,312
Distribution services fee--Class K Shares (Note 5)		36
Shareholder services fee--Institutional Shares (Note 5)		1,068,146
Shareholder services fee--Institutional Service Shares (Note 5)		136,312
Share registration costs		33,761
Printing and postage		25,179
Insurance premiums		1,296
Miscellaneous		8,559

TOTAL EXPENSES		4,019,042

Waivers and Reimbursement (Note 5):
Reimbursement of investment adviser fee	$(11,470)
Waiver of distribution services fee--Institutional Service Shares	(136,312)
Waiver of shareholder services fee--Institutional Shares	(1,025,420)

TOTAL WAIVERS AND REIMBURSEMENT		(1,173,202)

Net expenses			2,845,840

Net investment income			16,605,082

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			8,393,935
Net change in unrealized appreciation of investments			(21,200,932)

Net realized and unrealized loss on investments			(12,806,997)

Change in net assets resulting from operations			$3,798,085

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 7/31/2003	Year Ended 1/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$16,605,082	$31,319,752
Net realized gain on investments	8,393,935	5,476,006
Net change in unrealized appreciation/depreciation on investments	(21,200,932)	25,735,734

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,798,085	62,531,492

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(14,848,936)	(27,934,554)
Institutional Service Shares	(1,760,913)	(3,326,173)
Class K Shares	(182)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(16,610,031)	(31,260,727)

Share Transactions:
Proceeds from sale of shares	312,207,781	564,404,765
Net asset value of shares issued to shareholders in payment of distributions declared	11,031,684	19,789,806
Cost of shares redeemed	(236,621,891)	(373,871,306)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	86,617,574	210,323,265

Change in net assets	73,805,628	241,594,030

Net Assets:
Beginning of period	898,773,306	657,179,276

End of period (including distributions in excess of net investment income of $(8,156) and $(3,207), respectively)	$972,578,934	$898,773,306

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2003 (unaudited)

1. ORGANIZATION

Federated U.S. Government Securities Fund: 2-5 Years (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide current income. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Class K Shares. Effective April 8, 2003, the Fund added Class K Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective transfer and dividend disbursing agent, distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

At July 31, 2003, the Fund had no securities on loan.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 7/31/2003		Year Ended 1/31/2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	22,304,361	$261,043,944	38,300,609	$438,397,933
Shares issued to shareholders in payment of distributions declared	826,308	9,661,466	1,519,404	17,322,379
Shares redeemed	(15,113,037)	(176,738,518)	(25,942,021)	(294,849,300)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	8,017,632	$93,966,892	13,877,992	$160,871,012

	Six Months Ended 7/31/2003		Year Ended 1/31/2003
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	4,366,640	$51,124,228	11,010,133	$126,006,832
Shares issued to shareholders in payment of distributions declared	117,175	1,370,037	216,252	2,467,427
Shares redeemed	(5,131,849)	(59,882,491)	(6,898,698)	(79,022,006)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(648,034)	$(7,388,226)	4,327,687	$49,452,253

	Period Ended 7/31/2003[1]		Year Ended 1/31/2003
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	3,358	$39,609	--	--
Shares issued to shareholders in payment of distributions declared	16	181	--	--
Shares redeemed	(75)	(882)	--	--

NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	3,299	$38,908	--	--

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	7,372,897	$86,617,574	18,205,679	$210,323,265

1 Reflects operations for the period from April 8, 2003 (start of performance) to July 31, 2003.

4. FEDERAL TAX INFORMATION

At July 31, 2003, the cost of investments for federal tax purposes was $960,455,542. The net unrealized appreciation of investments for federal tax purposes was $28,928,422. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $34,733,680 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,805,258.

At January 31, 2003, the Fund had a capital loss carryforward of $17,296,816 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 1,494,102

2009	$15,802,714

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in Government Obligations Fund, which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares and Class K Shares. The Plan provides that the Fund may incur distribution expenses according the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class K Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund's Institutional Shares and Institutional Service Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Other Affiliated Parties and Transactions

Pursuant to an exemptive order issued by the Securities Exchange Commission, the Fund may invest in certain affiliated money market funds which are distributed by an affiliate of the Fund's distributor. Income distributions earned by the affiliated money market funds are recorded as income in the accompanying financial statements and totaled $200,548 for the period.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated U.S. Government Securities Fund: 2-5 Years
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31428P103
Cusip 31428P202
Cusip 31428P301

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

8082202 (9/03)

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     [Reserved]

Item 9.     Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as defined in rule  30a-3(d)  under the Act),  or the  internal control over financial  reporting of its service  providers during the last fiscal  half  year  (the  registrant's  second  half year in the case of an annual report) that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 10.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated U.S. Government Securities Fund: 2-5 Years

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        September 23, 2003

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer

Date        September 23, 2003

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        September 23, 2003